Income Taxes - Reconciliation of Beginning and Ending Balance of Liability for Unrecognized Tax Benefits (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Beginning Balance	€ 59,967	€ 155,432
Gross increases - tax positions in prior period	6,045	4,297
Gross decreases - tax positions in prior period	(2,025)	(92,521)
Gross increases - tax positions in current period	6,796	3,255
Increase resulting from acquisition	6,514
Settlements	(2,964)
Lapse of statute of limitations	(264)	(10,496)
Ending Balance	€ 74,069	€ 59,967